Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2010 Fund - Class K
Bar Chart Table:
Annual Return 2019	14.50%
Annual Return 2020	10.70%
Annual Return 2021	5.29%
Annual Return 2022	(13.51%)
Annual Return 2023	9.79%